UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6548

        Nuveen Select Tax-Free Income Portfolio
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:          12/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Select Tax-Free Income Portfolio (NXP) December 31, 2005

Principal		Optional Call
Amount (000)	Description	Provisions(1)	Ratings(2)	Value

	Alaska - 1.1%
$2,475	Alaska Municipal Bond Bank Authority, General Obligation Bonds, Series 2003E, 5.250%, 12/01/23 - MBIA Insured	12/13 at 100.00	AAA	$2,697,181

	California - 4.6%
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds,	10/17 at 100.00	AAA	1,524,760
	Series 2004A, 0.000%, 10/01/25 - AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%, 5/01/14	5/12 at 101.00	A2	3,769,918
200	Contra Costa County, California, Certificates of Participation Refunding, Merrithew Memorial Hospital	11/07 at 102.00	AAA	211,056
	Replacement, Series 1997, 5.375%, 11/01/17 - MBIA Insured
3,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds,	6/13 at 100.00	BBB	3,374,340
	Series 2003A-1, 6.750%, 6/01/39
1,130	Los Angeles Department of Water and Power, California, Waterworks Revenue Refunding Bonds,	7/11 at 100.00	AAA	1,164,860
	Series 2001A, 5.125%, 7/01/41 - FGIC Insured
365	Los Angeles, California, Parking System Revenue Bonds, Series 1999A, 5.250%, 5/01/29 - AMBAC Insured	5/09 at 101.00	AAA	384,743
750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	BBB	753,135
	Series 2005A-1, 5.500%, 6/01/45

10,770	Total California			11,182,812

	Colorado - 13.4%
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (3)	3/12 at 100.00	AA(3)	1,854,581
1,300	5.500%, 3/01/22	3/12 at 100.00	AA	1,397,149
1,000	Colorado Water Resources and Power Development Authority, Small Water Resources Revenue Bonds,	11/10 at 100.00	AAA	1,094,240
	Series 2000A, 5.800%, 11/01/20 - FGIC Insured
10,750	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A	12,408,079
	(Alternative Minimum Tax)
640	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996A, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	656,845
	MBIA Insured
230	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996D, 5.500%, 11/15/25 -	11/06 at 101.00	AAA	236,054
	MBIA Insured
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds,	11/11 at 100.00	AAA	5,376,700
	Series 2001A, 5.625%, 11/15/17 - FGIC Insured (Alternative Minimum Tax)
	Denver Convention Center Hotel Authority, Colorado, Senior Revenue Bonds, Convention Center Hotel,
	Series 2003A:
1,000	5.000%, 12/01/22 - XLCA Insured	12/13 at 100.00	AAA	1,050,300
3,000	5.000%, 12/01/23 - XLCA Insured	12/13 at 100.00	AAA	3,144,720
5,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	1,319,100
	(Pre-refunded 9/01/10) - MBIA Insured (3)
3,160	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A, 5.500%,	6/11 at 102.00	AAA	3,461,970
	6/15/20 - AMBAC Insured

32,780	Total Colorado			31,999,738

	District of Columbia - 0.5%
1,000	District of Columbia, Hospital Revenue Refunding Bonds, Medlantic Healthcare Group, Series 1996A,	8/06 at 102.00	AAA	1,035,350
	5.750%, 8/15/16 - MBIA Insured
265	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%, 10/01/29 -	10/09 at 101.00	AAA	284,435
	AMBAC Insured

1,265	Total District of Columbia			1,319,785

	Florida - 4.6%
450	Escambia County, Florida, Pollution Control Revenue Bonds, Champion International Corporation,	6/06 at 100.00	BBB	450,500
	Series 1993, 5.875%, 6/01/22 (Alternative Minimum Tax)
10,000	JEA St. John's River Power Park System, Florida, Revenue Refunding Bonds, Issue 2, Series 2002-17,	10/11 at 100.00	Aa2	10,590,400
	5.000%, 10/01/17

10,450	Total Florida			11,040,900

	Hawaii - 0.6%
1,330	Hawaii, Certificates of Participation, Kapolei State Office Building, Series 1998A, 5.000%, 5/01/17 -	11/08 at 101.00	AAA	1,393,015
	AMBAC Insured

	Illinois - 14.1%
	Chicago Heights, Illinois, General Obligation Corporate Purpose Bonds, Series 1993:
3,820	5.650%, 12/01/15 - FGIC Insured	12/08 at 100.00	AAA	4,044,616
2,600	5.650%, 12/01/17 - FGIC Insured	12/08 at 100.00	AAA	2,751,632
2,500	Chicago, Illinois, Special Facility Revenue Refunding Bonds, O'Hare International Airport, United Air Lines Inc.	No Opt. Call	N/R	438,300
	Project, Series 2001C, 6.300%, 5/01/16 (4)
1,000	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	11/13 at 100.00	Aaa	1,087,530
	Series 2003B, 5.250%, 11/01/20 - FSA Insured
1,000	Illinois Educational Facilities Authority, Revenue Bonds, Midwestern University,	5/08 at 101.00	A	1,032,260
	Series 1998B, 5.500%, 5/15/18 - ACA Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational Advancement Foundation	5/12 at 101.00	Baa3	649,998
	Fund, University Center Project, Series 2002, 6.000%, 5/01/22
4,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Hospital, Series 2004A, 5.500%, 8/15/43	8/14 at 100.00	AA+	4,274,240
1,320	Illinois Health Facilities Authority, Revenue Bonds, Decatur Memorial Hospital, Series 2001, 5.600%, 10/01/16	10/11 at 100.00	A	1,402,394
2,700	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A, 6.000%, 7/01/17	7/12 at 100.00	A-	2,946,780
300	Illinois Health Facilities Authority, Revenue Bonds, Rush-Presbyterian St. Luke's Medical Center Obligated	5/06 at 100.00	AAA	300,381
	Group, Series 1993, 5.250%, 11/15/20 - MBIA Insured
2,275	Illinois Health Facilities Authority, Revenue Refunding Bonds, Elmhurst Memorial Healthcare,	1/13 at 100.00	A2	2,538,627
	Series 2002, 6.250%, 1/01/17
1,530	Illinois Health Facilities Authority, Revenue Refunding Bonds, Evangelical Hospitals Corporation,	No Opt. Call	N/R(3)	1,591,185
	Series 1992B, 6.500%, 4/15/09 (3)
3,125	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project,	No Opt. Call	AAA	1,895,969
	Series 1992A, 0.000%, 6/15/17 - FGIC Insured
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	5,265,550
	Project, Series 2002B, 5.000%, 6/15/21 - MBIA Insured
1,300	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 - FGIC Insured	12/14 at 100.00	AAA	1,392,131
	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003:
1,000	5.000%, 12/15/19 - RAAI Insured	12/11 at 100.00	AA	1,030,070
1,000	5.000%, 12/15/20 - RAAI Insured	12/11 at 100.00	AA	1,027,960

35,070	Total Illinois			33,669,623

	Indiana - 8.3%
5,000	Duneland School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series 1999,	2/09 at 101.00	AAA	5,266,200
	5.125%, 2/01/18 - MBIA Insured
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage Revenue	7/14 at 100.00	AAA	1,052,870
	Bonds, Series 2004, 5.000%, 7/15/22 - FGIC Insured
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus Regional Hospital,	No Opt. Call	AAA	2,367,540
	Series 1993, 7.000%, 8/15/15 - FSA Insured
9,855	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	10,472,711
	5.125%, 7/01/21 - MBIA Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds, Series 2005,	1/15 at 100.00	AAA	791,558
	5.000%, 7/15/22 - MBIA Insured

18,605	Total Indiana			19,950,879

	Kansas - 0.3%
750	Wamego, Kansas, Pollution Control Revenue Bonds, Kansas Gas and Electric Company, Series 2004,	6/14 at 100.00	AAA	802,538
	5.300%, 6/01/31 - MBIA Insured

	Kentucky - 0.5%
1,100	Jefferson County, Kentucky, Health System Revenue Bonds, Alliant Health System Inc., Series 1998, 5.125%,	10/08 at 101.00	AAA	1,143,065
	10/01/18 - MBIA Insured

	Louisiana - 0.4%
1,000	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,044,150
	Series 2001B, 5.875%, 5/15/39

	Massachusetts - 0.4%
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Partners HealthCare System Inc.,	7/11 at 101.00	AA-	551,805
	Series 2001C, 6.000%, 7/01/17
410	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Subordinate Series 1999A,	1/09 at 101.00	AAA	415,752
	5.000%, 1/01/39 - AMBAC Insured

910	Total Massachusetts			967,557

	Michigan - 1.7%
1,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center Obligated Group,	8/08 at 101.00	BB-	969,220
	Series 1998A, 5.125%, 8/15/18
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health Credit Group,	12/12 at 100.00	AA-	3,058,137
	Series 2002C, 5.375%, 12/01/30

3,900	Total Michigan			4,027,357

	Minnesota - 0.1%
345	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 1995A, 5.200%, 1/01/17	7/08 at 101.00	AA+	355,478

	Mississippi - 1.6%
3,600	Calhoun County, Mississippi, Solid Waste Disposal Revenue Bonds, Weyerhauser Company Project,	4/07 at 103.00	BBB	3,807,792
	Series 1992, 6.875%, 4/01/16 (Alternative Minimum Tax)

	Nevada - 6.7%
2,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Improvement Revenue Bonds, Series 2003,	7/13 at 100.00	AAA	2,644,225
	5.000%, 7/01/23 - AMBAC Insured
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail Project,
	First Tier, Series 2000:
2,360	0.000%, 1/01/21 - AMBAC Insured	No Opt. Call	AAA	1,165,203
3,500	0.000%, 1/01/22 - AMBAC Insured	No Opt. Call	AAA	1,640,940
6,025	5.375%, 1/01/40 - AMBAC Insured	1/10 at 100.00	AAA	6,314,983
1,515	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 - FGIC Insured	6/12 at 100.00	AAA	1,647,850
2,555	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2002, 5.500%, 6/01/21 (Pre-refunded 6/01/12) -	6/12 at 100.00	AAA	2,830,659
	FGIC Insured (3)

18,455	Total Nevada			16,243,860

	New Hampshire - 0.2%
550	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A,	5/11 at 100.00	Aa2	556,980
	5.600%, 7/01/21 (Alternative Minimum Tax)

	New Jersey - 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center, Series 2003,	7/13 at 100.00	Baa3	2,600,375
	5.500%, 7/01/23
1,820	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	1,891,653
	Series 2002, 5.750%, 6/01/32

4,320	Total New Jersey			4,492,028

	New Mexico - 1.7%
4,000	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004, 4.625%, 7/01/25 -	7/14 at 100.00	AAA	4,020,960
	FSA Insured

	New York - 1.3%
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Kaleida Health,	2/14 at 100.00	AAA	1,046,250
	Series 2004, 5.050%, 2/15/25
1,600	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated Group,	7/10 at 101.00	Ba1	1,721,904
	Series 2000A, 6.500%, 7/01/17
450	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 1998A,	6/08 at 101.00	AAA	471,591
	5.125%, 12/01/22 - FSA Insured

3,050	Total New York			3,239,745

	North Carolina - 1.4%
500	Appalachian State University, North Carolina, Utilities System Revenue Refunding Bonds, Series 1998,	5/08 at 102.00	AAA	523,760
	5.000%, 5/15/24 - MBIA Insured
2,195	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/06 at 100.00	BBB	2,216,248
	5.500%, 1/01/21
500	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A, 5.250%, 11/01/17 -	5/11 at 101.00	Aaa	534,980
	FGIC Insured

3,195	Total North Carolina			3,274,988

	Ohio - 0.6%
300	Lebanon, Ohio, Electric System Mortgage Revenue Bonds, Series 2001, 5.500%, 12/01/17 - AMBAC Insured	12/10 at 101.00	AAA	327,216
1,000	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Remarketed	9/07 at 102.00	Aaa	1,039,090
	Revenue Bonds, Series 1997A-1, 6.050%, 9/01/17 (Alternative Minimum Tax)

1,300	Total Ohio			1,366,306

	Oklahoma - 2.1%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005, 5.375%, 9/01/36	9/16 at 100.00	BBB-	1,009,460
4,000	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	4,144,280
	5.000%, 2/15/24

5,000	Total Oklahoma			5,153,740

	Pennsylvania - 0.8%
500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University, Series 2003,	7/13 at 100.00	BBB+	525,215
	5.250%, 7/15/24
700	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2004A, 5.500%, 12/01/31 - AMBAC	12/14 at 100.00	AAA	773,395
	Insured
520	Pennsylvania, General Obligation Bonds, Second Series 2001, 5.000%, 9/15/20 - FSA Insured	9/11 at 101.00	AAA	553,462

1,720	Total Pennsylvania			1,852,072

	South Carolina - 7.7%
1,000	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds, GROWTH,	12/14 at 100.00	A	1,060,600
	Series 2004, 5.250%, 12/01/20
10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA- (3)	11,437,100
	5.875%, 12/01/19 (Pre-refunded 12/01/12) (3)
1,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and Improvement Bonds,	11/13 at 100.00	A	1,661,505
	Series 2003, 6.000%, 11/01/18
2,500	South Carolina JOBS Economic Development Authority, Economic Development Revenue Bonds, Bon Secours	11/12 at 100.00	A-	2,644,150
	Health System Inc., Series 2002A, 5.625%, 11/15/30
1,720	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,817,008
	Series 2001B, 6.000%, 5/15/22

16,720	Total South Carolina			18,620,363

	Texas - 8.6%
5,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities Revenue Bonds,	5/12 at 101.00	A-	5,422,150
	Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory put 5/15/17) (Alternative
	Minimum Tax)
6,150	Dallas Independent School District, Dallas County, Texas, General Obligation Refunding Bonds, Series 2002,	2/12 at 100.00	AAA	6,570,537
	5.250%, 2/15/20
360	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel Revenue Bonds,	1/09 at 100.00	AAA	377,629
	Series 2001, 5.500%, 1/15/20 - FSA Insured
2,300	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds, TECO Project,	11/13 at 100.00	AAA	2,369,276
	Series 2003, 5.000%, 11/15/30 - MBIA Insured
3,500	Irving Independent School District, Dallas County, Texas, General Obligation Refunding Bonds, Series 2002A,	2/12 at 100.00	AAA	3,602,970
	5.000%, 2/15/31
	San Antonio, Texas, Water System Revenue Refunding Bonds, Series 1992:
95	6.000%, 5/15/16 (Pre-refunded 5/15/07) - MBIA Insured (3)	5/07 at 100.00	AAA	98,487
465	6.000%, 5/15/16 (Pre-refunded 5/15/12) - MBIA Insured (3)	5/12 at 100.00	AAA	526,915
1,750	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%, 8/01/42	8/13 at 100.00	Aa1	1,781,605
	(Alternative Minimum Tax)

19,620	Total Texas			20,749,569

	Utah - 0.3%
775	Utah State Building Ownership Authority, Lease Revenue Bonds, State Facilities Master Lease Program,	11/11 at 100.00	AA+	829,847
	Series 2001B, 5.250%, 5/15/24

	Washington - 9.4%
250	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station - Nuclear	7/12 at 100.00	AAA	273,305
	Project 2, Series 2002C, 5.500%, 7/01/17 - MBIA Insured
5,700	Snohomish County Public Utility District 1, Washington, Generation System Revenue Bonds, Series 1989,	1/06 at 100.00	Aaa	6,330,477
	6.750%, 1/01/12
3,000	Washington State Healthcare Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 1997A,	12/07 at 101.00	AAA	3,113,010
	5.125%, 12/01/17 - MBIA Insured
9,750	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health System,	10/11 at 100.00	AAA	10,231,455
	Series 2001A, 5.125%, 10/01/17 - MBIA Insured
2,465	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	2,662,422
	Series 2002, 6.500%, 6/01/26

21,165	Total Washington			22,610,669

	West Virginia - 0.8%
1,885	Marshall County, West Virginia, Special Obligation Refunding Bonds, Series 1992, 6.500%, 5/15/10	No Opt. Call	AAA	2,033,312

	Wisconsin - 1.6%
240	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	253,514
	Series 2002, 6.125%, 6/01/27
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services Inc.,	8/13 at 100.00	A	1,077,660
	Series 2003A, 5.500%, 8/15/17
2,500	Wisconsin, General Obligation Refunding Bonds, Series 2003-3, 5.000%, 11/01/26	11/13 at 100.0	AA-	2,611,000

3,740	Total Wisconsin			3,942,174

$229,845	Total Long-Term Investments (cost $221,311,381) - 97.3%			234,388,483

	Short-Term Investments - 0.8%
2,000	New Jersey Economic Development Authority, Dock Facility Revenue Refunding Bonds, Bayonne/IMTT Project,	No Opt. Call	VMIG-1	2,000,000
	Variable Rate Demand Obligations, Series 1993C, 3.730%, 12/01/27 (5)

$2,000	Total Short-Term Investments (cost $2,000,000)			2,000,000

	Total Investments (cost $223,311,381) - 98.1%			236,388,483

	Other Assets Less Liabilities - 1.9%			4,473,221

	Net Assets - 100%			$240,861,704

(1)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(2)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(3)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(4)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
(5)	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At December 31, 2005, the cost of investments was $222,959,331.

Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 2005, were as follows:

Gross unrealized:
Appreciation	$15,504,282
Depreciation	(2,075,130)

Net unrealized appreciation (depreciation) of investments	$13,429,152

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Tax-Free Income Portfolio

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         2/27/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         2/27/06

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date         2/27/06

* Print the name and title of each signing officer under his or her signature.